UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811‑09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.0%
6,769,432	TIAA-CREF Bond Fund	$72,094,446
90,360	TIAA-CREF Bond Plus Fund	974,078
465,918	TIAA-CREF High-Yield Fund	4,868,847

	TOTAL FIXED INCOME	77,937,371

INFLATION-PROTECTED ASSETS - 10.0%
1,573,893	TIAA-CREF Inflation-Linked Bond Fund	19,484,789

	TOTAL INFLATION-PROTECTED ASSETS	19,484,789

INTERNATIONAL EQUITY - 11.5%
520,344	TIAA-CREF Emerging Markets Equity Fund	5,838,258
848,297	TIAA-CREF Enhanced International Equity Index Fund	6,158,636
233,651	TIAA-CREF Global Natural Resources Fund	2,401,933
825,843	TIAA-CREF International Equity Fund	8,076,746

	TOTAL INTERNATIONAL EQUITY	22,475,573

SHORT-TERM FIXED INCOME - 10.0%
1,849,663	TIAA-CREF Short-Term Bond Fund	19,458,451

	TOTAL SHORT-TERM FIXED INCOME	19,458,451

U.S. EQUITY - 28.4%
987,060	TIAA-CREF Enhanced Large-Cap Growth Index Fund	9,613,965
1,148,820	TIAA-CREF Enhanced Large-Cap Value Index Fund	10,431,290
838,615	TIAA-CREF Growth & Income Fund	8,939,636
820,099	TIAA-CREF Large-Cap Growth Fund	10,144,627
710,344	TIAA-CREF Large-Cap Value Fund	10,889,577
23,088	TIAA-CREF Mid-Cap Growth Fund	480,230
30,568	TIAA-CREF Mid-Cap Value Fund	608,922
274,173	TIAA-CREF Small-Cap Equity Fund	4,345,641

	TOTAL U.S. EQUITY	55,453,888

	TOTAL TIAA-CREF FUNDS	194,810,072

	(Cost $176,138,770)

	TOTAL INVESTMENTS - 99.9%	194,810,072
	(Cost $176,138,770)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	238,114

	NET ASSETS - 100.0%	$195,048,186

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.4%
28,624,965	TIAA-CREF Bond Fund	$304,855,875
706,969	TIAA-CREF Bond Plus Fund	7,621,122
2,414,523	TIAA-CREF High-Yield Fund	25,231,768

	TOTAL FIXED INCOME	337,708,765

INFLATION-PROTECTED ASSETS - 7.0%
4,978,739	TIAA-CREF Inflation-Linked Bond Fund	61,636,784

	TOTAL INFLATION-PROTECTED ASSETS	61,636,784

INTERNATIONAL EQUITY - 13.5%
2,713,274	TIAA-CREF Emerging Markets Equity Fund	30,442,940
4,654,272	TIAA-CREF Enhanced International Equity Index Fund	33,790,014
1,201,698	TIAA-CREF Global Natural Resources Fund	12,353,457
4,352,095	TIAA-CREF International Equity Fund	42,563,489

	TOTAL INTERNATIONAL EQUITY	119,149,900

SHORT-TERM FIXED INCOME - 7.0%
5,856,806	TIAA-CREF Short-Term Bond Fund	61,613,602

	TOTAL SHORT-TERM FIXED INCOME	61,613,602

U.S. EQUITY - 33.8%
5,317,586	TIAA-CREF Enhanced Large-Cap Growth Index Fund	51,793,284
6,178,968	TIAA-CREF Enhanced Large-Cap Value Index Fund	56,105,034
4,476,520	TIAA-CREF Growth & Income Fund	47,719,702
4,373,950	TIAA-CREF Large-Cap Growth Fund	54,105,758
3,796,610	TIAA-CREF Large-Cap Value Fund	58,202,036
133,373	TIAA-CREF Mid-Cap Growth Fund	2,774,158
173,826	TIAA-CREF Mid-Cap Value Fund	3,462,618
1,465,338	TIAA-CREF Small-Cap Equity Fund	23,225,606

	TOTAL U.S. EQUITY	297,388,196

	TOTAL TIAA-CREF FUNDS	877,497,247

	(Cost $783,578,329)

	TOTAL INVESTMENTS - 99.7%	877,497,247
	(Cost $783,578,329)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,962,924

	NET ASSETS - 100.0%	$880,460,171

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 35.9%
37,700,844	TIAA-CREF Bond Fund	$401,513,986
1,774,482	TIAA-CREF Bond Plus Fund	19,128,912
4,312,979	TIAA-CREF High-Yield Fund	45,070,632

	TOTAL FIXED INCOME	465,713,530

INFLATION-PROTECTED ASSETS - 5.0%
5,231,730	TIAA-CREF Inflation-Linked Bond Fund	64,768,823

	TOTAL INFLATION-PROTECTED ASSETS	64,768,823

INTERNATIONAL EQUITY - 15.3%
4,466,086	TIAA-CREF Emerging Markets Equity Fund	50,109,480
7,918,232	TIAA-CREF Enhanced International Equity Index Fund	57,486,365
1,978,155	TIAA-CREF Global Natural Resources Fund	20,335,431
7,165,237	TIAA-CREF International Equity Fund	70,076,019

	TOTAL INTERNATIONAL EQUITY	198,007,295

SHORT-TERM FIXED INCOME - 5.0%
6,157,632	TIAA-CREF Short-Term Bond Fund	64,778,285

	TOTAL SHORT-TERM FIXED INCOME	64,778,285

U.S. EQUITY - 38.4%
8,941,332	TIAA-CREF Enhanced Large-Cap Growth Index Fund	87,088,570
10,394,346	TIAA-CREF Enhanced Large-Cap Value Index Fund	94,380,660
7,491,821	TIAA-CREF Growth & Income Fund	79,862,813
7,316,686	TIAA-CREF Large-Cap Growth Fund	90,507,400
6,353,205	TIAA-CREF Large-Cap Value Fund	97,394,626
234,042	TIAA-CREF Mid-Cap Growth Fund	4,868,066
302,236	TIAA-CREF Mid-Cap Value Fund	6,020,539
2,456,715	TIAA-CREF Small-Cap Equity Fund	38,938,934

	TOTAL U.S. EQUITY	499,061,608

	TOTAL TIAA-CREF FUNDS	1,292,329,541

	(Cost $1,194,274,136)

	TOTAL INVESTMENTS - 99.6%	1,292,329,541
	(Cost $1,194,274,136)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,285,835

	NET ASSETS - 100.0%	$1,297,615,376

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 32.0%
38,740,599	TIAA-CREF Bond Fund	$412,587,380
4,591,055	TIAA-CREF Bond Plus Fund	49,491,572
7,164,342	TIAA-CREF High-Yield Fund	74,867,378

	TOTAL FIXED INCOME	536,946,330

INFLATION-PROTECTED ASSETS - 3.0%
4,107,640	TIAA-CREF Inflation-Linked Bond Fund	50,852,582

	TOTAL INFLATION-PROTECTED ASSETS	50,852,582

INTERNATIONAL EQUITY - 17.4%
6,522,047	TIAA-CREF Emerging Markets Equity Fund	73,177,366
11,920,313	TIAA-CREF Enhanced International Equity Index Fund	86,541,476
2,875,207	TIAA-CREF Global Natural Resources Fund	29,557,124
10,549,758	TIAA-CREF International Equity Fund	103,176,633

	TOTAL INTERNATIONAL EQUITY	292,452,599

SHORT-TERM FIXED INCOME - 3.0%
4,831,141	TIAA-CREF Short-Term Bond Fund	50,823,604

	TOTAL SHORT-TERM FIXED INCOME	50,823,604

U.S. EQUITY - 44.2%
13,354,599	TIAA-CREF Enhanced Large-Cap Growth Index Fund	130,073,795
15,509,131	TIAA-CREF Enhanced Large-Cap Value Index Fund	140,822,911
11,133,523	TIAA-CREF Growth & Income Fund	118,683,350
10,880,239	TIAA-CREF Large-Cap Growth Fund	134,588,552
9,440,246	TIAA-CREF Large-Cap Value Fund	144,718,975
362,144	TIAA-CREF Mid-Cap Growth Fund	7,532,593
464,712	TIAA-CREF Mid-Cap Value Fund	9,257,066
3,647,935	TIAA-CREF Small-Cap Equity Fund	57,819,763

	TOTAL U.S. EQUITY	743,497,005

	TOTAL TIAA-CREF FUNDS	1,674,572,120

	(Cost $1,528,386,387)

	TOTAL INVESTMENTS - 99.6%	1,674,572,120
	(Cost $1,528,386,387)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,904,362

	NET ASSETS - 100.0%	$1,680,476,482

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 28.0%
26,930,311	TIAA-CREF Bond Fund	$286,807,810
7,460,101	TIAA-CREF Bond Plus Fund	80,419,890
8,499,375	TIAA-CREF High-Yield Fund	88,818,471

	TOTAL FIXED INCOME	456,046,171

INFLATION-PROTECTED ASSETS - 1.0%
1,369,093	TIAA-CREF Inflation-Linked Bond Fund	16,949,375

	TOTAL INFLATION-PROTECTED ASSETS	16,949,375

INTERNATIONAL EQUITY - 19.5%
7,053,515	TIAA-CREF Emerging Markets Equity Fund	79,140,439
13,192,658	TIAA-CREF Enhanced International Equity Index Fund	95,778,694
3,100,071	TIAA-CREF Global Natural Resources Fund	31,868,731
11,461,944	TIAA-CREF International Equity Fund	112,097,811

	TOTAL INTERNATIONAL EQUITY	318,885,675

SHORT-TERM FIXED INCOME - 1.0%
1,610,288	TIAA-CREF Short-Term Bond Fund	16,940,232

	TOTAL SHORT-TERM FIXED INCOME	16,940,232

U.S. EQUITY - 50.0%
14,691,197	TIAA-CREF Enhanced Large-Cap Growth Index Fund	143,092,260
17,054,667	TIAA-CREF Enhanced Large-Cap Value Index Fund	154,856,381
12,201,994	TIAA-CREF Growth & Income Fund	130,073,258
11,925,879	TIAA-CREF Large-Cap Growth Fund	147,523,124
10,346,069	TIAA-CREF Large-Cap Value Fund	158,605,239
409,868	TIAA-CREF Mid-Cap Growth Fund	8,525,248
522,582	TIAA-CREF Mid-Cap Value Fund	10,409,841
3,995,724	TIAA-CREF Small-Cap Equity Fund	63,332,218

	TOTAL U.S. EQUITY	816,417,569

	TOTAL TIAA-CREF FUNDS	1,625,239,022

	(Cost $1,469,326,561)

	TOTAL INVESTMENTS - 99.5%	1,625,239,022
	(Cost $1,469,326,561)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	7,028,786

	NET ASSETS - 100.0%	$1,632,267,808

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 22.1%
14,808,110	TIAA-CREF Bond Fund	$157,706,367
8,607,173	TIAA-CREF Bond Plus Fund	92,785,327
8,883,700	TIAA-CREF High-Yield Fund	92,834,661

	TOTAL FIXED INCOME	343,326,355

INTERNATIONAL EQUITY - 21.7%
7,407,467	TIAA-CREF Emerging Markets Equity Fund	83,111,779
14,137,204	TIAA-CREF Enhanced International Equity Index Fund	102,636,098
3,252,286	TIAA-CREF Global Natural Resources Fund	33,433,503
12,071,318	TIAA-CREF International Equity Fund	118,057,493

	TOTAL INTERNATIONAL EQUITY	337,238,873

U.S. EQUITY - 55.8%
15,649,380	TIAA-CREF Enhanced Large-Cap Growth Index Fund	152,424,959
18,164,677	TIAA-CREF Enhanced Large-Cap Value Index Fund	164,935,270
12,961,103	TIAA-CREF Growth & Income Fund	138,165,362
12,666,562	TIAA-CREF Large-Cap Growth Fund	156,685,376
10,988,131	TIAA-CREF Large-Cap Value Fund	168,448,049
446,421	TIAA-CREF Mid-Cap Growth Fund	9,285,551
566,192	TIAA-CREF Mid-Cap Value Fund	11,278,542
4,240,260	TIAA-CREF Small-Cap Equity Fund	67,208,117

	TOTAL U.S. EQUITY	868,431,226

	TOTAL TIAA-CREF FUNDS	1,548,996,454

	(Cost $1,379,892,966)

	TOTAL INVESTMENTS - 99.6%	1,548,996,454
	(Cost $1,379,892,966)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	6,138,042

	NET ASSETS - 100.0%	$1,555,134,496

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 14.1%
3,203,895	TIAA-CREF Bond Fund	$34,121,478
8,657,721	TIAA-CREF Bond Plus Fund	93,330,229
8,935,730	TIAA-CREF High-Yield Fund	93,378,378

	TOTAL FIXED INCOME	220,830,085

INTERNATIONAL EQUITY - 23.9%
8,149,628	TIAA-CREF Emerging Markets Equity Fund	91,438,822
15,813,354	TIAA-CREF Enhanced International Equity Index Fund	114,804,949
3,557,385	TIAA-CREF Global Natural Resources Fund	36,569,914
13,320,558	TIAA-CREF International Equity Fund	130,275,057

	TOTAL INTERNATIONAL EQUITY	373,088,742

U.S. EQUITY - 61.6%
17,402,181	TIAA-CREF Enhanced Large-Cap Growth Index Fund	169,497,246
20,192,220	TIAA-CREF Enhanced Large-Cap Value Index Fund	183,345,358
14,376,362	TIAA-CREF Growth & Income Fund	153,252,024
14,045,560	TIAA-CREF Large-Cap Growth Fund	173,743,583
12,190,616	TIAA-CREF Large-Cap Value Fund	186,882,145
504,471	TIAA-CREF Mid-Cap Growth Fund	10,492,988
638,182	TIAA-CREF Mid-Cap Value Fund	12,712,582
4,707,555	TIAA-CREF Small-Cap Equity Fund	74,614,749

	TOTAL U.S. EQUITY	964,540,675

	TOTAL TIAA-CREF FUNDS	1,558,459,502

	(Cost $1,369,292,126)

	TOTAL INVESTMENTS - 99.6%	1,558,459,502
	(Cost $1,369,292,126)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	6,549,738

	NET ASSETS - 100.0%	$1,565,009,240

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.0%
7,853,996	TIAA-CREF Bond Plus Fund	$84,666,077
12,153,412	TIAA-CREF High-Yield Fund	127,003,154

	TOTAL FIXED INCOME	211,669,231

INTERNATIONAL EQUITY - 24.9%
11,542,041	TIAA-CREF Emerging Markets Equity Fund	129,501,705
22,544,097	TIAA-CREF Enhanced International Equity Index Fund	163,670,142
5,034,059	TIAA-CREF Global Natural Resources Fund	51,750,130
18,898,695	TIAA-CREF International Equity Fund	184,829,241

	TOTAL INTERNATIONAL EQUITY	529,751,218

U.S. EQUITY - 64.7%
24,776,746	TIAA-CREF Enhanced Large-Cap Growth Index Fund	241,325,509
28,748,004	TIAA-CREF Enhanced Large-Cap Value Index Fund	261,031,875
20,448,212	TIAA-CREF Growth & Income Fund	217,977,942
19,976,678	TIAA-CREF Large-Cap Growth Fund	247,111,507
17,337,129	TIAA-CREF Large-Cap Value Fund	265,778,187
724,065	TIAA-CREF Mid-Cap Growth Fund	15,060,560
914,095	TIAA-CREF Mid-Cap Value Fund	18,208,771
6,691,133	TIAA-CREF Small-Cap Equity Fund	106,054,463

	TOTAL U.S. EQUITY	1,372,548,814

	TOTAL TIAA-CREF FUNDS	2,113,969,263

	(Cost $1,841,039,817)

	TOTAL INVESTMENTS - 99.6%	2,113,969,263
	(Cost $1,841,039,817)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	8,603,146

	NET ASSETS - 100.0%	$2,122,572,409

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.9%
1,883,471	TIAA-CREF Bond Plus Fund	$20,303,815
2,914,494	TIAA-CREF High-Yield Fund	30,456,466

	TOTAL FIXED INCOME	50,760,281

INTERNATIONAL EQUITY - 25.0%
2,778,486	TIAA-CREF Emerging Markets Equity Fund	31,174,610
5,420,045	TIAA-CREF Enhanced International Equity Index Fund	39,349,526
1,214,759	TIAA-CREF Global Natural Resources Fund	12,487,726
4,545,932	TIAA-CREF International Equity Fund	44,459,214

	TOTAL INTERNATIONAL EQUITY	127,471,076

U.S. EQUITY - 64.4%
5,933,694	TIAA-CREF Enhanced Large-Cap Growth Index Fund	57,794,183
6,884,283	TIAA-CREF Enhanced Large-Cap Value Index Fund	62,509,289
4,896,332	TIAA-CREF Growth & Income Fund	52,194,896
4,785,233	TIAA-CREF Large-Cap Growth Fund	59,193,331
4,151,970	TIAA-CREF Large-Cap Value Fund	63,649,697
173,252	TIAA-CREF Mid-Cap Growth Fund	3,603,647
218,966	TIAA-CREF Mid-Cap Value Fund	4,361,801
1,603,300	TIAA-CREF Small-Cap Equity Fund	25,412,307

	TOTAL U.S. EQUITY	328,719,151

	TOTAL TIAA-CREF FUNDS	506,950,508

	(Cost $444,702,519)

	TOTAL INVESTMENTS - 99.3%	506,950,508
	(Cost $444,702,519)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	3,804,304

	NET ASSETS - 100.0%	$510,754,812

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.9%
1,026,574	TIAA-CREF Bond Plus Fund	$11,066,469
1,588,527	TIAA-CREF High-Yield Fund	16,600,110

	TOTAL FIXED INCOME	27,666,579

INTERNATIONAL EQUITY - 24.9%
1,509,728	TIAA-CREF Emerging Markets Equity Fund	16,939,153
2,940,296	TIAA-CREF Enhanced International Equity Index Fund	21,346,548
660,100	TIAA-CREF Global Natural Resources Fund	6,785,830
2,471,180	TIAA-CREF International Equity Fund	24,168,142

	TOTAL INTERNATIONAL EQUITY	69,239,673

U.S. EQUITY - 64.5%
3,238,714	TIAA-CREF Enhanced Large-Cap Growth Index Fund	31,545,071
3,757,380	TIAA-CREF Enhanced Large-Cap Value Index Fund	34,117,012
2,672,440	TIAA-CREF Growth & Income Fund	28,488,206
2,611,872	TIAA-CREF Large-Cap Growth Fund	32,308,856
2,266,126	TIAA-CREF Large-Cap Value Fund	34,739,715
94,553	TIAA-CREF Mid-Cap Growth Fund	1,966,709
119,516	TIAA-CREF Mid-Cap Value Fund	2,380,758
874,270	TIAA-CREF Small-Cap Equity Fund	13,857,184

	TOTAL U.S. EQUITY	179,403,511

	TOTAL TIAA-CREF FUNDS	276,309,763

	(Cost $243,530,777)

	TOTAL INVESTMENTS - 99.3%	276,309,763
	(Cost $243,530,777)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	1,997,184

	NET ASSETS - 100.0%	$278,306,947

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.9%
100,141	TIAA-CREF Bond Plus Fund	$1,079,524
154,547	TIAA-CREF High-Yield Fund	1,615,015

	TOTAL FIXED INCOME	2,694,539

INTERNATIONAL EQUITY - 24.9%
147,141	TIAA-CREF Emerging Markets Equity Fund	1,650,918
286,971	TIAA-CREF Enhanced International Equity Index Fund	2,083,411
64,334	TIAA-CREF Global Natural Resources Fund	661,352
240,880	TIAA-CREF International Equity Fund	2,355,806

	TOTAL INTERNATIONAL EQUITY	6,751,487

U.S. EQUITY - 64.5%
315,246	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,070,499
365,780	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,321,284
260,169	TIAA-CREF Growth & Income Fund	2,773,401
254,319	TIAA-CREF Large-Cap Growth Fund	3,145,922
220,568	TIAA-CREF Large-Cap Value Fund	3,381,303
9,209	TIAA-CREF Mid-Cap Growth Fund	191,544
11,632	TIAA-CREF Mid-Cap Value Fund	231,712
85,113	TIAA-CREF Small-Cap Equity Fund	1,349,047

	TOTAL U.S. EQUITY	17,464,712

	TOTAL TIAA-CREF FUNDS	26,910,738

	(Cost $25,182,487)

	TOTAL INVESTMENTS - 99.3%	26,910,738
	(Cost $25,182,487)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	187,800

	NET ASSETS - 100.0%	$27,098,538

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2013, there were no significant transfers between levels by the Funds.

As of February 28, 2013, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle Retirement Income
TIAA-CREF Bond	$56,869,254	$19,887,727	$4,366,052	$(28,877)	$2,905,915	$72,094,446
TIAA-CREF Bond Plus	728,144	271,774	33,673	(126)	31,211	974,078
TIAA-CREF Emerging Markets Equity	3,734,673	1,897,971	793,678	(78,734)	61,353	5,838,258
TIAA-CREF Enhanced International Equity Index	5,229,161	2,310,529	2,486,918	(39,144)	191,310	6,158,636
TIAA-CREF Enhanced Large-Cap Growth Index	7,775,068	2,391,858	1,063,996	(20,809)	438,289	9,613,965
TIAA-CREF Enhanced Large-Cap Value Index	7,493,597	2,690,826	1,059,287	(3,651)	404,433	10,431,290
TIAA-CREF Global Natural Resources	1,413,126	1,076,499	300,998	(16,523)	42,718	2,401,933
TIAA-CREF Growth & Income	6,509,409	2,316,587	627,472	(13,284)	435,693	8,939,636
TIAA-CREF High-Yield	727,029	4,192,318	165,321	(680)	147,761	4,868,847
TIAA-CREF Inflation-Linked Bond	14,662,899	5,843,189	850,451	(2,108)	390,127	19,484,789
TIAA-CREF International Equity	5,203,568	2,979,077	1,844,439	95,858	155,708	8,076,746
TIAA-CREF Large-Cap Growth	7,786,059	2,182,308	875,601	(11,718)	286,933	10,144,627
TIAA-CREF Large-Cap Value	7,494,247	2,493,412	802,233	(411)	215,338	10,889,577
TIAA-CREF Mid-Cap Growth	572,071	142,958	280,184	5,093	25,867	480,230
TIAA-CREF Mid-Cap Value	573,693	219,939	260,791	8,462	18,805	608,922
TIAA-CREF Short-Term Bond	14,532,392	5,424,840	662,320	(771)	199,586	19,458,451
TIAA-CREF Small-Cap Equity	3,183,353	952,234	339,518	(7,814)	116,353	4,345,641

	$144,487,743	$57,274,046	$16,812,932	$(115,237)	$6,067,400	$194,810,072

Lifecycle 2010
TIAA-CREF Bond	$279,194,468	$54,294,254	$27,776,771	$(43,598)	$12,968,944	$304,855,875
TIAA-CREF Bond Plus	6,902,838	1,064,740	427,532	66	263,976	7,621,122
TIAA-CREF Emerging Markets Equity	23,471,356	6,685,040	5,609,938	(585,413)	333,185	30,442,940
TIAA-CREF Enhanced International Equity Index	32,863,879	7,763,216	16,573,285	(3,216,451)	1,126,287	33,790,014
TIAA-CREF Enhanced Large-Cap Growth Index	48,969,552	6,769,357	6,875,953	115,263	2,466,791	51,793,284
TIAA-CREF Enhanced Large-Cap Value Index	47,214,371	7,151,794	5,914,203	34,568	2,275,243	56,105,034
TIAA-CREF Global Natural Resources	8,885,259	3,902,730	1,723,978	(91,328)	230,433	12,353,457
TIAA-CREF Growth & Income	40,997,311	5,850,495	3,411,720	85,079	2,453,044	47,719,702
TIAA-CREF High-Yield	6,896,796	18,178,039	587,107	(2,186)	847,537	25,231,768
TIAA-CREF Inflation-Linked Bond	51,846,966	12,594,839	2,225,441	8,520	1,315,790	61,636,784
TIAA-CREF International Equity	32,735,204	11,067,116	13,995,656	(2,228,909)	836,798	42,563,489
TIAA-CREF Large-Cap Growth	49,083,428	5,363,948	6,260,061	227,386	1,601,382	54,105,758
TIAA-CREF Large-Cap Value	47,191,020	5,655,154	4,920,571	(367,284)	1,202,154	58,202,036
TIAA-CREF Mid-Cap Growth	3,607,899	418,667	1,460,296	102,524	155,846	2,774,158
TIAA-CREF Mid-Cap Value	3,615,514	659,015	1,236,971	82,545	111,914	3,462,618
TIAA-CREF Short-Term Bond	51,455,436	11,542,365	1,948,774	(3,614)	665,199	61,613,602
TIAA-CREF Small-Cap Equity	20,053,659	2,490,890	2,588,834	(99,642)	649,788	23,225,606

	$754,984,956	$161,451,659	$103,537,091	$(5,982,474)	$29,504,311	$877,497,247

Lifecycle 2015
TIAA-CREF Bond	$344,886,177	$86,484,853	$25,917,543	$2,559,031	$16,563,838	$401,513,986
TIAA-CREF Bond Plus	17,341,383	2,703,868	1,056,034	64,540	661,667	19,128,912
TIAA-CREF Emerging Markets Equity	37,498,993	10,622,343	5,787,433	773,649	538,470	50,109,480
TIAA-CREF Enhanced International Equity Index	52,512,508	11,967,103	16,083,688	1,615,445	1,914,675	57,486,365
TIAA-CREF Enhanced Large-Cap Growth Index	78,287,115	12,386,654	5,526,372	2,874,617	4,083,227	87,088,570
TIAA-CREF Enhanced Large-Cap Value Index	75,493,597	14,283,683	5,478,371	2,378,528	3,767,828	94,380,660
TIAA-CREF Global Natural Resources	14,201,395	6,075,745	1,662,777	167,909	370,845	20,335,431
TIAA-CREF Growth & Income	65,548,214	11,389,245	2,620,991	1,460,526	4,034,832	79,862,813
TIAA-CREF High-Yield	17,284,082	27,838,608	1,389,950	175,328	1,593,453	45,070,632
TIAA-CREF Inflation-Linked Bond	51,183,166	16,220,748	1,643,853	418,329	1,321,049	64,768,823
TIAA-CREF International Equity	52,312,484	16,565,814	12,757,067	2,909,249	1,348,516	70,076,019
TIAA-CREF Large-Cap Growth	78,473,880	9,525,965	3,987,292	3,430,776	2,637,321	90,507,400
TIAA-CREF Large-Cap Value	75,456,052	11,262,262	3,456,706	1,950,513	1,979,219	97,394,626
TIAA-CREF Mid-Cap Growth	5,771,298	713,616	1,358,039	769,254	268,712	4,868,066
TIAA-CREF Mid-Cap Value	5,783,200	1,162,130	1,190,472	577,893	191,628	6,020,539
TIAA-CREF Short-Term Bond	50,696,413	15,079,962	1,467,963	90,384	677,732	64,778,285
TIAA-CREF Small-Cap Equity	32,065,748	4,374,050	1,653,381	967,787	1,070,439	38,938,934

	$1,054,795,705	$258,656,649	$93,037,932	$23,183,758	$43,023,451	$1,292,329,541

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle 2020
TIAA-CREF Bond	$343,181,098	$105,003,000	$31,205,338	$2,865,866	$16,740,582	$412,587,380
TIAA-CREF Bond Plus	43,405,732	7,816,940	2,102,052	134,972	1,685,362	49,491,572
TIAA-CREF Emerging Markets Equity	53,685,711	14,737,307	6,659,272	896,265	778,959	73,177,366
TIAA-CREF Enhanced International Equity Index	75,193,792	17,261,546	19,191,686	2,468,530	2,894,077	86,541,476
TIAA-CREF Enhanced Large-Cap Growth Index	112,145,006	20,609,121	6,075,136	3,573,015	6,037,503	130,073,795
TIAA-CREF Enhanced Large-Cap Value Index	108,110,989	23,700,967	6,288,545	2,889,382	5,562,652	140,822,911
TIAA-CREF Global Natural Resources	20,327,542	8,734,373	2,003,944	216,047	535,728	29,557,124
TIAA-CREF Growth & Income	93,897,878	18,786,642	2,611,734	1,556,541	5,918,564	118,683,350
TIAA-CREF High-Yield	35,000,486	39,416,106	1,934,264	379,514	2,732,964	74,867,378
TIAA-CREF Inflation-Linked Bond	37,077,450	15,414,272	967,695	230,084	988,387	50,852,582
TIAA-CREF International Equity	74,868,673	22,992,241	15,109,569	3,711,516	1,929,783	103,176,633
TIAA-CREF Large-Cap Growth	112,370,580	14,964,645	3,702,385	3,483,595	3,871,222	134,588,552
TIAA-CREF Large-Cap Value	108,078,934	18,841,305	3,590,110	2,090,811	2,909,516	144,718,975
TIAA-CREF Mid-Cap Growth	8,260,924	1,108,300	1,631,692	964,250	411,159	7,532,593
TIAA-CREF Mid-Cap Value	8,277,794	1,876,024	1,429,463	725,164	291,432	9,257,066
TIAA-CREF Short-Term Bond	36,784,449	14,709,195	1,024,996	58,202	509,951	50,823,604
TIAA-CREF Small-Cap Equity	45,929,770	7,184,428	1,605,045	1,153,861	1,573,273	57,819,763

	$1,316,596,808	$353,156,412	$107,132,926	$27,397,615	$55,371,114	$1,674,572,120

Lifecycle 2025
TIAA-CREF Bond	$236,825,777	$83,153,632	$29,466,154	$2,696,602	$11,491,780	$286,807,810
TIAA-CREF Bond Plus	66,659,149	16,773,001	3,540,361	223,205	2,663,595	80,419,890
TIAA-CREF Emerging Markets Equity	57,191,768	15,440,987	5,797,637	860,195	831,359	79,140,439
TIAA-CREF Enhanced International Equity Index	80,160,649	18,463,886	17,127,771	2,813,315	3,212,775	95,778,694
TIAA-CREF Enhanced Large-Cap Growth Index	119,659,241	24,317,255	5,217,586	3,139,764	6,549,890	143,092,260
TIAA-CREF Enhanced Large-Cap Value Index	115,365,956	28,327,667	5,798,304	2,682,063	6,039,955	154,856,381
TIAA-CREF Global Natural Resources	21,668,637	9,146,965	1,649,844	189,824	570,010	31,868,731
TIAA-CREF Growth & Income	100,190,717	22,528,568	2,220,917	1,368,617	6,396,459	130,073,258
TIAA-CREF High-Yield	45,928,409	42,437,075	2,535,092	454,725	3,294,611	88,818,471
TIAA-CREF Inflation-Linked Bond	9,644,575	7,724,196	246,254	33,279	286,012	16,949,375
TIAA-CREF International Equity	79,793,965	24,553,730	14,240,921	3,747,884	2,057,507	112,097,811
TIAA-CREF Large-Cap Growth	119,927,974	18,177,038	3,095,183	3,012,368	4,189,196	147,523,124
TIAA-CREF Large-Cap Value	115,313,518	23,257,743	3,357,167	1,957,848	3,148,926	158,605,239
TIAA-CREF Mid-Cap Growth	8,814,665	1,220,635	1,344,637	987,967	459,095	8,525,248
TIAA-CREF Mid-Cap Value	8,831,154	2,168,912	1,241,668	729,220	323,611	10,409,841
TIAA-CREF Short-Term Bond	9,562,992	7,504,356	236,323	4,644	151,787	16,940,232
TIAA-CREF Small-Cap Equity	49,011,795	8,584,113	1,307,248	1,006,815	1,702,110	63,332,218

	$1,244,550,941	$353,779,759	$98,423,067	$25,908,335	$53,368,678	$1,625,239,022

Lifecycle 2030
TIAA-CREF Bond	$133,814,039	$55,076,289	$28,506,432	$2,234,798	$6,242,815	$157,706,367
TIAA-CREF Bond Plus	72,874,717	24,167,652	4,745,288	299,251	2,992,758	92,785,327
TIAA-CREF Emerging Markets Equity	60,179,964	15,941,630	5,969,543	881,898	871,673	83,111,779
TIAA-CREF Enhanced International Equity Index	84,362,509	19,663,430	16,530,240	3,093,586	3,459,024	102,636,098
TIAA-CREF Enhanced Large-Cap Growth Index	126,677,835	25,644,188	4,883,455	2,912,943	6,954,781	152,424,959
TIAA-CREF Enhanced Large-Cap Value Index	122,151,561	30,017,014	5,501,851	2,575,015	6,408,444	164,935,270
TIAA-CREF Global Natural Resources	22,828,845	9,630,305	1,867,930	206,461	596,005	33,433,503
TIAA-CREF Growth & Income	106,084,339	24,195,234	2,257,189	1,438,348	6,766,878	138,165,362
TIAA-CREF High-Yield	48,500,716	44,303,201	3,082,248	486,060	3,422,929	92,834,661
TIAA-CREF International Equity	84,005,634	24,741,395	13,889,335	3,800,014	2,147,071	118,057,493
TIAA-CREF Large-Cap Growth	126,964,163	18,694,207	2,709,475	2,692,698	4,432,292	156,685,376
TIAA-CREF Large-Cap Value	122,061,236	24,983,759	3,323,410	2,126,460	3,331,206	168,448,049
TIAA-CREF Mid-Cap Growth	9,386,608	1,268,050	1,215,794	1,034,458	497,160	9,285,551
TIAA-CREF Mid-Cap Value	9,353,064	2,433,420	1,219,388	765,747	349,266	11,278,542
TIAA-CREF Small-Cap Equity	51,889,989	9,301,030	1,399,492	1,103,245	1,800,435	67,208,117

	$1,181,135,219	$330,060,804	$97,101,070	$25,650,982	$50,272,737	$1,548,996,454

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle 2035
TIAA-CREF Bond	$36,707,298	$24,369,024	$26,343,087	$762,654	$1,280,929	$34,121,478
TIAA-CREF Bond Plus	73,778,169	24,575,659	5,489,209	315,500	3,002,139	93,330,229
TIAA-CREF Emerging Markets Equity	65,056,951	18,598,437	6,422,967	984,688	954,868	91,438,822
TIAA-CREF Enhanced International Equity Index	91,289,861	23,307,018	16,310,154	3,694,890	3,883,031	114,804,949
TIAA-CREF Enhanced Large-Cap Growth Index	139,469,850	29,791,703	5,234,269	3,174,071	7,724,049	169,497,246
TIAA-CREF Enhanced Large-Cap Value Index	134,641,265	34,531,618	5,913,796	2,852,757	7,121,535	183,345,358
TIAA-CREF Global Natural Resources	24,761,431	10,555,361	1,882,522	215,861	654,929	36,569,914
TIAA-CREF Growth & Income	116,901,079	28,067,995	2,646,960	1,779,960	7,491,982	153,252,024
TIAA-CREF High-Yield	49,157,713	45,199,916	4,029,173	542,688	3,433,577	93,378,378
TIAA-CREF International Equity	90,900,863	27,675,855	13,638,423	4,222,257	2,344,595	130,275,057
TIAA-CREF Large-Cap Growth	139,858,771	22,174,724	3,230,996	3,157,058	4,899,908	173,743,583
TIAA-CREF Large-Cap Value	134,310,425	29,031,637	3,607,253	2,449,626	3,680,017	186,882,145
TIAA-CREF Mid-Cap Growth	10,355,386	1,406,396	1,177,752	1,069,206	559,811	10,492,988
TIAA-CREF Mid-Cap Value	10,306,761	2,809,476	1,224,690	819,732	392,520	12,712,582
TIAA-CREF Small-Cap Equity	57,192,343	10,711,405	1,475,079	1,189,347	1,992,354	74,614,749

	$1,174,688,166	$332,806,224	$98,626,330	$27,230,295	$49,416,244	$1,558,459,502

Lifecycle 2040
TIAA-CREF Bond Plus	$103,656,294	$26,742,133	$44,422,663	$2,761,269	$3,052,771	$84,666,077
TIAA-CREF Emerging Markets Equity	93,621,076	25,748,635	10,094,210	1,511,626	1,358,571	129,501,705
TIAA-CREF Enhanced International Equity Index	131,399,319	31,940,059	23,209,434	5,570,185	5,571,949	163,670,142
TIAA-CREF Enhanced Large-Cap Growth Index	201,595,613	41,416,978	8,765,748	5,323,837	11,040,935	241,325,509
TIAA-CREF Enhanced Large-Cap Value Index	194,508,310	48,081,550	9,752,912	4,728,077	10,176,566	261,031,875
TIAA-CREF Global Natural Resources	35,655,732	14,735,816	3,130,509	343,375	929,988	51,750,130
TIAA-CREF Growth & Income	168,969,723	38,552,299	4,650,675	3,143,631	10,707,975	217,977,942
TIAA-CREF High-Yield	68,536,149	62,350,500	7,869,566	984,713	4,718,113	127,003,154
TIAA-CREF International Equity	130,792,792	38,316,392	20,109,544	6,513,917	3,331,021	184,829,241
TIAA-CREF Large-Cap Growth	202,004,978	30,718,792	5,867,300	5,670,595	6,997,781	247,111,507
TIAA-CREF Large-Cap Value	194,107,703	40,221,655	6,526,842	4,461,597	5,257,039	265,778,187
TIAA-CREF Mid-Cap Growth	14,932,163	1,896,182	1,619,004	1,554,461	805,758	15,060,560
TIAA-CREF Mid-Cap Value	14,876,347	3,981,723	1,781,352	1,228,484	564,304	18,208,771
TIAA-CREF Small-Cap Equity	82,639,391	15,179,940	2,866,009	2,299,151	2,845,165	106,054,463

	$1,637,295,590	$419,882,654	$150,665,768	$46,094,918	$67,357,936	$2,113,969,263

Lifecycle 2045
TIAA-CREF Bond Plus	$19,347,379	$8,420,546	$7,621,102	$95,558	$657,369	$20,303,815
TIAA-CREF Emerging Markets Equity	17,764,880	9,549,032	807,442	(125,074)	305,060	31,174,610
TIAA-CREF Enhanced International Equity Index	24,901,748	12,655,515	4,592,329	(383,275)	1,247,999	39,349,526
TIAA-CREF Enhanced Large-Cap Growth Index	37,593,619	19,458,932	1,813,385	(77,163)	2,482,219	57,794,183
TIAA-CREF Enhanced Large-Cap Value Index	36,238,511	20,993,253	1,714,838	(61,683)	2,289,780	62,509,289
TIAA-CREF Global Natural Resources	6,733,156	4,951,422	161,913	(16,289)	209,251	12,487,726
TIAA-CREF Growth & Income	31,489,233	17,697,493	786,112	(35,669)	2,376,062	52,194,896
TIAA-CREF High-Yield	12,886,971	17,347,620	810,861	(14,380)	1,020,808	30,456,466
TIAA-CREF International Equity	24,759,773	14,229,311	3,455,058	(155,012)	743,251	44,459,214
TIAA-CREF Large-Cap Growth	37,646,669	17,107,046	1,074,322	(45,781)	1,571,507	59,193,331
TIAA-CREF Large-Cap Value	36,180,114	19,199,260	815,380	(29,234)	1,178,852	63,649,697
TIAA-CREF Mid-Cap Growth	2,789,254	1,004,225	510,276	(22,050)	180,747	3,603,647
TIAA-CREF Mid-Cap Value	2,775,716	1,560,861	482,629	234	126,633	4,361,801
TIAA-CREF Small-Cap Equity	15,397,651	7,551,105	450,168	(40,037)	638,803	25,412,307

	$306,504,674	$171,725,621	$25,095,815	$(909,855)	$15,028,341	$506,950,508

Lifecycle 2050
TIAA-CREF Bond Plus	$10,356,181	$4,646,581	$4,019,266	$52,118	$355,547	$11,066,469
TIAA-CREF Emerging Markets Equity	9,554,803	5,353,213	501,754	(77,204)	165,484	16,939,153
TIAA-CREF Enhanced International Equity Index	13,388,348	6,998,718	2,502,789	(219,153)	675,904	21,346,548
TIAA-CREF Enhanced Large-Cap Growth Index	20,219,671	10,924,423	984,363	(43,236)	1,346,674	31,545,071
TIAA-CREF Enhanced Large-Cap Value Index	19,491,061	11,697,527	859,719	(34,683)	1,242,498	34,117,012
TIAA-CREF Global Natural Resources	3,620,332	2,775,644	133,405	(12,765)	113,528	6,785,830
TIAA-CREF Growth & Income	16,940,989	9,893,079	401,257	(19,588)	1,288,005	28,488,206
TIAA-CREF High-Yield	6,887,687	9,574,171	418,083	(6,147)	552,481	16,600,110
TIAA-CREF International Equity	13,299,296	7,867,324	1,821,444	(88,143)	403,114	24,168,142
TIAA-CREF Large-Cap Growth	20,233,379	9,593,010	504,770	(25,715)	852,563	32,308,856
TIAA-CREF Large-Cap Value	19,463,740	10,814,375	467,093	(21,370)	639,465	34,739,715
TIAA-CREF Mid-Cap Growth	1,493,224	580,660	280,487	(11,546)	98,038	1,966,709
TIAA-CREF Mid-Cap Value	1,490,362	875,528	260,399	173	68,710	2,380,758
TIAA-CREF Small-Cap Equity	8,286,079	4,235,586	246,614	(23,923)	346,507	13,857,184

	$164,725,152	$95,829,839	$13,401,443	$(531,182)	$8,148,518	$276,309,763

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle 2055
TIAA-CREF Bond Plus	$880,104	$587,935	$395,754	$3,923	$32,126	$1,079,524
TIAA-CREF Emerging Markets Equity	810,569	711,164	106,840	(16,940)	15,030	1,650,918
TIAA-CREF Enhanced International Equity Index	1,134,661	905,870	290,763	(44,638)	61,388	2,083,411
TIAA-CREF Enhanced Large-Cap Growth Index	1,706,775	1,434,087	204,601	(9,728)	122,323	3,070,499
TIAA-CREF Enhanced Large-Cap Value Index	1,645,954	1,501,136	175,756	(5,947)	112,875	3,321,284
TIAA-CREF Global Natural Resources	306,720	346,295	38,203	(2,481)	10,314	661,352
TIAA-CREF Growth & Income	1,430,440	1,268,616	114,973	(2,554)	116,613	2,773,401
TIAA-CREF High-Yield	585,040	1,073,924	93,285	(889)	50,267	1,615,015
TIAA-CREF International Equity	1,127,833	1,055,180	292,187	(43,499)	36,615	2,355,806
TIAA-CREF Large-Cap Growth	1,707,871	1,325,650	162,079	(4,536)	77,441	3,145,922
TIAA-CREF Large-Cap Value	1,643,767	1,425,899	141,372	(3,931)	58,070	3,381,303
TIAA-CREF Mid-Cap Growth	126,029	86,208	38,839	(3,114)	8,904	191,544
TIAA-CREF Mid-Cap Value	125,809	109,542	29,844	(823)	6,238	231,712
TIAA-CREF Small-Cap Equity	699,950	577,828	77,903	(5,901)	31,471	1,349,047

	$13,931,522	$12,409,334	$2,162,399	$(141,058)	$739,675	$26,910,738

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifecycle Retirement Income	$176,138,770	$18,671,302	$—	$18,671,302
Lifecycle 2010	783,578,329	93,918,918	—	93,918,918
Lifecycle 2015	1,194,274,136	98,915,340	(859,935)	98,055,405
Lifecycle 2020	1,528,386,387	146,185,733	—	146,185,733
Lifecycle 2025	1,469,326,561	155,912,461	—	155,912,461
Lifecycle 2030	1,379,892,966	169,103,488	—	169,103,488
Lifecycle 2035	1,369,292,126	189,548,441	(381,065)	189,167,376
Lifecycle 2040	1,841,039,817	272,929,446	—	272,929,446
Lifecycle 2045	444,702,519	62,247,989	—	62,247,989
Lifecycle 2050	243,530,777	32,778,986	—	32,778,986
Lifecycle 2055	25,182,487	1,728,251	—	1,728,251

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 50.0%
1,063,782	TIAA-CREF Bond Index Fund	$11,637,777

	TOTAL FIXED INCOME	11,637,777

INFLATION-PROTECTED ASSETS - 10.0%
188,140	TIAA-CREF Inflation-Linked Bond Fund	2,329,169

	TOTAL INFLATION-PROTECTED ASSETS	2,329,169

INTERNATIONAL EQUITY - 9.8%
53,726	TIAA-CREF Emerging Markets Equity Index Fund	581,848
101,906	TIAA-CREF International Equity Index Fund	1,700,813

	TOTAL INTERNATIONAL EQUITY	2,282,661

U.S. EQUITY - 30.2%
607,492	TIAA-CREF Equity Index Fund	7,010,454

	TOTAL U.S. EQUITY	7,010,454

	TOTAL TIAA-CREF FUNDS	23,260,061

	(Cost $21,173,919)

	TOTAL INVESTMENTS - 100.0%	23,260,061
	(Cost $21,173,919)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(2,497)

	NET ASSETS - 100.0%	$23,257,564

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 45.5%
4,734,268	TIAA-CREF Bond Index Fund	$51,792,890

	TOTAL FIXED INCOME	51,792,890

INFLATION-PROTECTED ASSETS - 7.1%
648,663	TIAA-CREF Inflation-Linked Bond Fund	8,030,447

	TOTAL INFLATION-PROTECTED ASSETS	8,030,447

INTERNATIONAL EQUITY - 11.6%
309,633	TIAA-CREF Emerging Markets Equity Index Fund	3,353,325
587,250	TIAA-CREF International Equity Index Fund	9,801,200

	TOTAL INTERNATIONAL EQUITY	13,154,525

U.S. EQUITY - 35.7%
3,512,173	TIAA-CREF Equity Index Fund	40,530,478

	TOTAL U.S. EQUITY	40,530,478

	TOTAL TIAA-CREF FUNDS	113,508,340

	(Cost $101,494,638)

	TOTAL INVESTMENTS - 99.9%	113,508,340
	(Cost $101,494,638)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	58,266

	NET ASSETS - 100.0%	$113,566,606

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 41.0%
7,424,444	TIAA-CREF Bond Index Fund	$81,223,422

	TOTAL FIXED INCOME	81,223,422

INFLATION-PROTECTED ASSETS - 5.1%
807,387	TIAA-CREF Inflation-Linked Bond Fund	9,995,446

	TOTAL INFLATION-PROTECTED ASSETS	9,995,446

INTERNATIONAL EQUITY - 13.2%
612,736	TIAA-CREF Emerging Markets Equity Index Fund	6,635,931
1,163,268	TIAA-CREF International Equity Index Fund	19,414,936

	TOTAL INTERNATIONAL EQUITY	26,050,867

U.S. EQUITY - 40.3%
6,905,309	TIAA-CREF Equity Index Fund	79,687,272

	TOTAL U.S. EQUITY	79,687,272

	TOTAL TIAA-CREF FUNDS	196,957,007

	(Cost $176,751,416)

	TOTAL INVESTMENTS - 99.6%	196,957,007
	(Cost $176,751,416)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	829,396

	NET ASSETS - 100.0%	$197,786,403

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 35.1%
8,526,726	TIAA-CREF Bond Index Fund	$93,282,386

	TOTAL FIXED INCOME	93,282,386

INFLATION-PROTECTED ASSETS - 3.1%
656,895	TIAA-CREF Inflation-Linked Bond Fund	8,132,361

	TOTAL INFLATION-PROTECTED ASSETS	8,132,361

INTERNATIONAL EQUITY - 15.2%
951,688	TIAA-CREF Emerging Markets Equity Index Fund	10,306,776
1,805,704	TIAA-CREF International Equity Index Fund	30,137,198

	TOTAL INTERNATIONAL EQUITY	40,443,974

U.S. EQUITY - 46.2%
10,645,970	TIAA-CREF Equity Index Fund	122,854,491

	TOTAL U.S. EQUITY	122,854,491

	TOTAL TIAA-CREF FUNDS	264,713,212

	(Cost $237,522,721)

	TOTAL INVESTMENTS - 99.6%	264,713,212
	(Cost $237,522,721)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,161,288

	NET ASSETS - 100.0%	$265,874,500

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 29.2%
6,850,692	TIAA-CREF Bond Index Fund	$74,946,568

	TOTAL FIXED INCOME	74,946,568

INFLATION-PROTECTED ASSETS - 1.1%
221,288	TIAA-CREF Inflation-Linked Bond Fund	2,739,541

	TOTAL INFLATION-PROTECTED ASSETS	2,739,541

INTERNATIONAL EQUITY - 17.0%
1,028,795	TIAA-CREF Emerging Markets Equity Index Fund	11,141,855
1,957,118	TIAA-CREF International Equity Index Fund	32,664,294

	TOTAL INTERNATIONAL EQUITY	43,806,149

U.S. EQUITY - 52.4%
11,685,240	TIAA-CREF Equity Index Fund	134,847,673

	TOTAL U.S. EQUITY	134,847,673

	TOTAL TIAA-CREF FUNDS	256,339,931

	(Cost $228,945,218)

	TOTAL INVESTMENTS - 99.7%	256,339,931
	(Cost $228,945,218)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	888,233

	NET ASSETS - 100.0%	$257,228,164

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 22.2%
5,426,826	TIAA-CREF Bond Index Fund	$59,369,477

	TOTAL FIXED INCOME	59,369,477

INTERNATIONAL EQUITY - 19.1%
1,200,829	TIAA-CREF Emerging Markets Equity Index Fund	13,004,977
2,282,492	TIAA-CREF International Equity Index Fund	38,094,794

	TOTAL INTERNATIONAL EQUITY	51,099,771

U.S. EQUITY - 58.3%
13,499,245	TIAA-CREF Equity Index Fund	155,781,287

	TOTAL U.S. EQUITY	155,781,287

	TOTAL TIAA-CREF FUNDS	266,250,535

	(Cost $234,690,652)

	TOTAL INVESTMENTS - 99.6%	266,250,535
	(Cost $234,690,652)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	992,215

	NET ASSETS - 100.0%	$267,242,750

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 14.2%
3,331,503	TIAA-CREF Bond Index Fund	$36,446,639

	TOTAL FIXED INCOME	36,446,639

INTERNATIONAL EQUITY - 21.0%
1,264,717	TIAA-CREF Emerging Markets Equity Index Fund	13,696,884
2,405,092	TIAA-CREF International Equity Index Fund	40,140,992

	TOTAL INTERNATIONAL EQUITY	53,837,876

U.S. EQUITY - 64.3%
14,279,243	TIAA-CREF Equity Index Fund	164,782,468

	TOTAL U.S. EQUITY	164,782,468

	TOTAL TIAA-CREF FUNDS	255,066,983

	(Cost $223,192,926)

	TOTAL INVESTMENTS - 99.5%	255,066,983
	(Cost $223,192,926)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,242,763

	NET ASSETS - 100.0%	$256,309,746

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
2,848,518	TIAA-CREF Bond Index Fund	$31,162,784

	TOTAL FIXED INCOME	31,162,784

INTERNATIONAL EQUITY - 22.3%
1,638,844	TIAA-CREF Emerging Markets Equity Index Fund	17,748,678
3,111,798	TIAA-CREF International Equity Index Fund	51,935,914

	TOTAL INTERNATIONAL EQUITY	69,684,592

U.S. EQUITY - 67.2%
18,220,722	TIAA-CREF Equity Index Fund	210,267,136

	TOTAL U.S. EQUITY	210,267,136

	TOTAL TIAA-CREF FUNDS	311,114,512

	(Cost $267,704,819)

	TOTAL INVESTMENTS - 99.5%	311,114,512
	(Cost $267,704,819)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,496,678

	NET ASSETS - 100.0%	$312,611,190

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.0%
1,080,388	TIAA-CREF Bond Index Fund	$11,819,444

	TOTAL FIXED INCOME	11,819,444

INTERNATIONAL EQUITY - 22.1%
617,639	TIAA-CREF Emerging Markets Equity Index Fund	6,689,030
1,173,267	TIAA-CREF International Equity Index Fund	19,581,821

	TOTAL INTERNATIONAL EQUITY	26,270,851

U.S. EQUITY - 67.2%
6,924,533	TIAA-CREF Equity Index Fund	79,909,107

	TOTAL U.S. EQUITY	79,909,107

	TOTAL TIAA-CREF FUNDS	117,999,402

	(Cost $104,959,397)

	TOTAL INVESTMENTS - 99.3%	117,999,402
	(Cost $104,959,397)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	866,703

	NET ASSETS - 100.0%	$118,866,105

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.0%
697,228	TIAA-CREF Bond Index Fund	$7,627,672

	TOTAL FIXED INCOME	7,627,672

INTERNATIONAL EQUITY - 22.0%
397,032	TIAA-CREF Emerging Markets Equity Index Fund	4,299,851
754,606	TIAA-CREF International Equity Index Fund	12,594,377

	TOTAL INTERNATIONAL EQUITY	16,894,228

U.S. EQUITY - 67.3%
4,473,904	TIAA-CREF Equity Index Fund	51,628,848

	TOTAL U.S. EQUITY	51,628,848

	TOTAL TIAA-CREF FUNDS	76,150,748

	(Cost $67,663,816)

	TOTAL INVESTMENTS - 99.3%	76,150,748
	(Cost $67,663,816)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	512,822

	NET ASSETS - 100.0%	$76,663,570

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.0%
134,430	TIAA-CREF Bond Index Fund	$1,470,660

	TOTAL FIXED INCOME	1,470,660

INTERNATIONAL EQUITY - 22.1%
76,398	TIAA-CREF Emerging Markets Equity Index Fund	827,394
145,162	TIAA-CREF International Equity Index Fund	2,422,752

	TOTAL INTERNATIONAL EQUITY	3,250,146

U.S. EQUITY - 67.7%
863,212	TIAA-CREF Equity Index Fund	9,961,471

	TOTAL U.S. EQUITY	9,961,471

	TOTAL TIAA-CREF FUNDS	14,682,277

	(Cost $13,795,560)

	TOTAL INVESTMENTS - 99.8%	14,682,277
	(Cost $13,795,560)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	34,430

	NET ASSETS - 100.0%	$14,716,707

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of February 28, 2013, there were no transfers between levels by the Funds.

As of February 28, 2013, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$7,372,835	$5,356,583	$1,072,821	$(5,008)	$138,677	$11,637,777
TIAA-CREF Emerging Markets Equity Index	380,733	243,487	118,971	(9,808)	8,370	581,848
TIAA-CREF Equity Index	4,354,657	2,856,938	984,755	475	150,911	7,010,454
TIAA-CREF Inflation-Linked Bond	1,480,252	1,096,063	224,867	(2,746)	43,840	2,329,169
TIAA-CREF International Equity Index	1,064,670	697,499	323,560	(1,650)	50,836	1,700,813

	$14,653,147	$10,250,570	$2,724,974	$(18,737)	$392,634	$23,260,061

Lifecycle Index 2010
TIAA-CREF Bond Index	$36,579,175	$17,373,722	$2,088,967	$(10,362)	$648,745	$51,792,890
TIAA-CREF Emerging Markets Equity Index	2,515,358	897,656	532,255	(47,569)	48,069	3,353,325
TIAA-CREF Equity Index	28,774,018	10,524,289	3,704,534	45,376	866,225	40,530,478
TIAA-CREF Inflation-Linked Bond	5,498,823	3,000,943	394,679	(3,952)	153,701	8,030,447
TIAA-CREF International Equity Index	7,033,112	2,442,901	1,360,306	(23,737)	291,850	9,801,200

	$80,400,486	$34,239,511	$8,080,741	$(40,244)	$2,008,590	$113,508,340

Lifecycle Index 2015
TIAA-CREF Bond Index	$51,530,047	$32,225,074	$2,379,285	$(10,566)	$959,297	$81,223,422
TIAA-CREF Emerging Markets Equity Index	4,534,230	2,044,517	792,715	(72,088)	93,256	6,635,931
TIAA-CREF Equity Index	51,873,954	23,620,919	5,028,575	35,811	1,680,523	79,687,272
TIAA-CREF Inflation-Linked Bond	6,111,276	4,320,421	340,716	(2,756)	178,684	9,995,446
TIAA-CREF International Equity Index	12,679,431	5,669,149	2,044,663	(54,803)	566,207	19,414,936

	$126,728,938	$67,880,080	$10,585,954	$(104,402)	$3,477,967	$196,957,007

Lifecycle Index 2020
TIAA-CREF Bond Index	$54,459,629	$41,297,735	$2,277,995	$(8,809)	$1,054,539	$93,282,386
TIAA-CREF Emerging Markets Equity Index	6,436,516	3,625,508	974,130	(87,171)	140,845	10,306,776
TIAA-CREF Equity Index	73,747,498	41,441,681	5,968,244	(11,106)	2,538,955	122,854,491
TIAA-CREF Inflation-Linked Bond	4,401,974	4,065,403	258,782	(2,475)	135,045	8,132,361
TIAA-CREF International Equity Index	18,007,275	10,357,661	2,752,944	(66,142)	855,410	30,137,198

	$157,052,892	$100,787,988	$12,232,095	$(175,703)	$4,724,794	$264,713,212

Lifecycle Index 2025
TIAA-CREF Bond Index	$41,249,153	$35,628,296	$1,752,134	$(6,185)	$824,291	$74,946,568
TIAA-CREF Emerging Markets Equity Index	6,640,842	4,042,878	815,751	(87,395)	152,956	11,141,855
TIAA-CREF Equity Index	76,167,211	48,960,258	4,762,341	(31,404)	2,757,678	134,847,673
TIAA-CREF Inflation-Linked Bond	1,111,167	1,714,351	61,066	(704)	38,696	2,739,541
TIAA-CREF International Equity Index	18,573,617	11,457,605	2,157,531	(98,508)	929,006	32,664,294

	$143,741,990	$101,803,388	$9,548,823	$(224,196)	$4,702,627	$256,339,931

Lifecycle Index 2030
TIAA-CREF Bond Index	$33,133,138	$26,888,685	$519,344	$(463)	$654,660	$59,369,477
TIAA-CREF Emerging Markets Equity Index	7,926,601	4,303,214	722,856	(90,688)	175,532	13,004,977
TIAA-CREF Equity Index	91,179,745	50,093,926	2,539,658	3,946	3,164,640	155,781,287
TIAA-CREF International Equity Index	22,164,187	12,112,460	1,877,478	(138,679)	1,066,051	38,094,794

	$154,403,671	$93,398,285	$5,659,336	$(225,884)	$5,060,883	$266,250,535

Lifecycle Index 2035
TIAA-CREF Bond Index	$19,479,702	$17,607,183	$554,362	$26	$390,433	$36,446,639
TIAA-CREF Emerging Markets Equity Index	8,067,856	4,653,613	572,911	(83,773)	183,137	13,696,884
TIAA-CREF Equity Index	94,795,777	53,675,488	1,516,942	(15,649)	3,301,750	164,782,468
TIAA-CREF International Equity Index	22,534,533	12,965,698	1,273,728	(129,910)	1,112,239	40,140,992

	$144,877,868	$88,901,982	$3,917,943	$(229,306)	$4,987,559	$255,066,983

Lifecycle Index 2040
TIAA-CREF Bond Index	$20,144,236	$12,101,241	$1,023,950	$1,629	$362,309	$31,162,784
TIAA-CREF Emerging Markets Equity Index	11,186,075	5,267,119	798,848	(116,650)	235,354	17,748,678
TIAA-CREF Equity Index	131,612,674	56,380,752	1,417,407	(32,554)	4,243,193	210,267,136
TIAA-CREF International Equity Index	31,251,659	14,701,879	2,012,164	(217,398)	1,429,376	51,935,914

	$194,194,644	$88,450,991	$5,252,369	$(364,973)	$6,270,232	$311,114,512

Lifecycle Index 2045
TIAA-CREF Bond Index	$5,766,581	$6,297,444	$207,547	$(422)	$125,987	$11,819,444
TIAA-CREF Emerging Markets Equity Index	3,195,248	3,009,401	184,973	(22,861)	90,666	6,689,030
TIAA-CREF Equity Index	37,682,520	34,918,715	739,515	(16,996)	1,633,853	79,909,107
TIAA-CREF International Equity Index	8,946,840	8,450,814	408,147	(31,868)	550,480	19,581,821

	$55,591,189	$52,676,374	$1,540,182	$(72,147)	$2,400,986	$117,999,402

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifecycle Index 2050
TIAA-CREF Bond Index	$3,739,239	$3,991,615	$81,955	$(287)	$80,006	$7,627,672
TIAA-CREF Emerging Markets Equity Index	2,077,920	1,900,946	102,801	(12,462)	56,447	4,299,851
TIAA-CREF Equity Index	24,425,781	22,478,607	414,603	(5,798)	1,017,280	51,628,848
TIAA-CREF International Equity Index	5,804,102	5,340,308	198,998	(15,549)	342,736	12,594,377

	$36,047,042	$33,711,476	$798,357	$(34,096)	$1,496,469	$76,150,748

Lifecycle Index 2055
TIAA-CREF Bond Index	$1,067,942	$444,435	$39,741	$218	$18,165	$1,470,660
TIAA-CREF Emerging Markets Equity Index	593,673	163,762	37,959	(6,485)	11,147	827,394
TIAA-CREF Equity Index	6,970,868	1,853,309	59,387	(446)	200,960	9,961,471
TIAA-CREF International Equity Index	1,662,730	420,328	69,461	(10,407)	67,696	2,422,752

	$10,295,213	$2,881,834	$206,548	$(17,120)	$297,968	$14,682,277

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifecycle Index Retirement Income	$21,173,919	$2,086,142	$-	$2,086,142
Lifecycle Index 2010	101,494,638	12,013,702	-	12,013,702
Lifecycle Index 2015	176,751,416	20,205,591	-	20,205,591
Lifecycle Index 2020	237,522,721	27,190,491	-	27,190,491
Lifecycle Index 2025	228,945,218	27,394,713	-	27,394,713
Lifecycle Index 2030	234,690,652	31,559,883	-	31,559,883
Lifecycle Index 2035	223,192,926	31,874,057	-	31,874,057
Lifecycle Index 2040	267,704,819	43,409,693	-	43,409,693
Lifecycle Index 2045	104,959,397	13,040,005	-	13,040,005
Lifecycle Index 2050	67,663,816	8,486,932	-	8,486,932
Lifecycle Index 2055	13,795,560	956,388	(69,671)	886,717

14

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.0%
21,797,904	TIAA-CREF Bond Plus Fund	$234,981,404
1,188,470	TIAA-CREF High-Yield Fund	12,419,513

	TOTAL FIXED INCOME	247,400,917

INTERNATIONAL EQUITY - 15.5%
2,351,884	TIAA-CREF Emerging Markets Equity Fund	26,388,133
4,279,210	TIAA-CREF Enhanced International Equity Index Fund	31,067,065
144,554	TIAA-CREF Global Natural Resources Fund	1,486,011
3,793,382	TIAA-CREF International Equity Fund	37,099,280

	TOTAL INTERNATIONAL EQUITY	96,040,489

U.S. EQUITY - 44.4%
4,955,135	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,263,013
5,743,385	TIAA-CREF Enhanced Large-Cap Value Index Fund	52,149,932
4,116,302	TIAA-CREF Growth & Income Fund	43,879,779
4,014,268	TIAA-CREF Large-Cap Growth Fund	49,656,501
3,509,666	TIAA-CREF Large-Cap Value Fund	53,803,186
134,898	TIAA-CREF Mid-Cap Growth Fund	2,805,870
171,540	TIAA-CREF Mid-Cap Value Fund	3,417,077
1,356,570	TIAA-CREF Small-Cap Equity Fund	21,501,628

	TOTAL U.S. EQUITY	275,476,986

	TOTAL TIAA-CREF FUNDS	618,918,392

	(Cost $571,592,419)

	TOTAL INVESTMENTS - 99.9%	618,918,392
	(Cost $571,592,419)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	346,104

	NET ASSETS - 100.0%	$619,264,496

(a)	The Fund invests it’s assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2013, there were no transfers between levels by the Fund.

As of February 28, 2013, all of the investments in the Fund were valued based on Level 1 inputs.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Managed Allocation
TIAA-CREF Bond Plus	$227,702,125	$29,881,372	$23,230,869	$2,175,395	$8,223,958	$234,981,404
TIAA-CREF Emerging Markets Equity	21,825,293	4,180,514	3,889,246	449,455	289,473	26,388,133
TIAA-CREF Enhanced International Equity Index	30,609,757	4,533,907	9,559,874	594,075	1,063,299	31,067,065
TIAA-CREF Enhanced Large-Cap Growth Index	47,166,686	3,918,480	3,908,344	1,773,061	2,307,851	48,263,013
TIAA-CREF Enhanced Large-Cap Value Index	45,449,291	4,044,834	3,288,864	1,264,761	2,127,015	52,149,932
TIAA-CREF Global Natural Resources	—	1,554,786	108,817	6,334	28,281	1,486,011
TIAA-CREF Growth & Income	39,485,727	3,429,489	1,849,421	1,273,713	2,280,883	43,879,779
TIAA-CREF High-Yield	—	12,497,811	301,864	4,597	360,193	12,419,513
TIAA-CREF International Equity	30,422,817	7,545,661	8,953,353	1,237,104	720,884	37,099,280
TIAA-CREF Large-Cap Growth	47,190,572	2,332,204	4,758,469	838,379	1,484,916	49,656,501
TIAA-CREF Large-Cap Value	45,525,764	2,642,390	2,799,956	794,333	1,112,431	53,803,186
TIAA-CREF Mid-Cap Growth	3,467,641	238,969	653,911	547,394	157,053	2,805,870
TIAA-CREF Mid-Cap Value	3,486,992	374,213	542,679	393,616	111,200	3,417,077
TIAA-CREF Small-Cap Equity	19,308,982	1,249,254	1,500,737	516,505	601,903	21,501,628

	$561,641,647	$78,423,884	$65,346,404	$11,868,722	$20,869,340	$618,918,392

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2013, the cost of portfolio investments for federal income tax purposes was $571,592,419. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $47,325,973, consisting of gross unrealized appreciation of $57,083,907 and gross unrealized depreciation of $9,757,934.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 101.1%(a)

FIXED INCOME - 40.5%
334,340	TIAA-CREF Bond Fund	$3,560,717
367,075	TIAA-CREF Bond Plus Fund	3,957,066
38,005	TIAA-CREF High-Yield Fund	397,151

	TOTAL FIXED INCOME	7,914,934

INTERNATIONAL EQUITY - 6.7%
33,366	TIAA-CREF Emerging Markets Equity Fund	374,362
35,389	TIAA-CREF Enhanced International Equity Index Fund	256,921
4,970	TIAA-CREF Global Natural Resources Fund	51,092
65,050	TIAA-CREF International Equity Fund	636,192

	TOTAL INTERNATIONAL EQUITY	1,318,567

SHORT-TERM FIXED INCOME - 40.4%
751,348	TIAA-CREF Short-Term Bond Fund	7,904,186

	TOTAL SHORT-TERM FIXED INCOME	7,904,186

U.S. EQUITY - 13.5%
20,346	TIAA-CREF Enhanced Large-Cap Growth Index Fund	198,166
23,992	TIAA-CREF Enhanced Large-Cap Value Index Fund	217,845
54,822	TIAA-CREF Growth & Income Fund	584,398
53,581	TIAA-CREF Large-Cap Growth Fund	662,795
46,488	TIAA-CREF Large-Cap Value Fund	712,669
1,077	TIAA-CREF Mid-Cap Growth Fund	22,406
1,555	TIAA-CREF Mid-Cap Value Fund	30,975
13,451	TIAA-CREF Small-Cap Equity Fund	213,197

	TOTAL U.S. EQUITY	2,642,451

	TOTAL TIAA-CREF FUNDS	19,780,138

	(Cost $19,103,659)

	TOTAL INVESTMENTS - 101.1%	19,780,138
	(Cost $19,103,659)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%	(222,224)

	NET ASSETS - 100.0%	$19,557,914

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.0%
192,814	TIAA-CREF Bond Fund	$2,053,467
715,011	TIAA-CREF Bond Plus Fund	7,707,817
49,363	TIAA-CREF High-Yield Fund	515,847

	TOTAL FIXED INCOME	10,277,131

INTERNATIONAL EQUITY - 12.6%
74,987	TIAA-CREF Emerging Markets Equity Fund	841,349
109,617	TIAA-CREF Enhanced International Equity Index Fund	795,818
6,426	TIAA-CREF Global Natural Resources Fund	66,062
155,390	TIAA-CREF International Equity Fund	1,519,713

	TOTAL INTERNATIONAL EQUITY	3,222,942

SHORT-TERM FIXED INCOME - 20.0%
488,003	TIAA-CREF Short-Term Bond Fund	5,133,796

	TOTAL SHORT-TERM FIXED INCOME	5,133,796

U.S. EQUITY - 27.4%
59,340	TIAA-CREF Enhanced Large-Cap Growth Index Fund	577,973
69,283	TIAA-CREF Enhanced Large-Cap Value Index Fund	629,089
142,011	TIAA-CREF Growth & Income Fund	1,513,834
138,799	TIAA-CREF Large-Cap Growth Fund	1,716,948
120,423	TIAA-CREF Large-Cap Value Fund	1,846,078
4,355	TIAA-CREF Mid-Cap Growth Fund	90,584
5,654	TIAA-CREF Mid-Cap Value Fund	112,633
34,842	TIAA-CREF Small-Cap Equity Fund	552,248

	TOTAL U.S. EQUITY	7,039,387

	TOTAL TIAA-CREF FUNDS	25,673,256

	(Cost $24,327,116)

	TOTAL INVESTMENTS - 100.0%	25,673,256
	(Cost $24,327,116)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	8,504

	NET ASSETS - 100.0%	$25,681,760

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.9%(a)

FIXED INCOME - 39.6%
924,034	TIAA-CREF Bond Plus Fund	$9,961,084
50,160	TIAA-CREF High-Yield Fund	524,174

	TOTAL FIXED INCOME	10,485,258

INTERNATIONAL EQUITY - 18.3%
109,300	TIAA-CREF Emerging Markets Equity Fund	1,226,350
177,376	TIAA-CREF Enhanced International Equity Index Fund	1,287,747
6,566	TIAA-CREF Global Natural Resources Fund	67,501
231,946	TIAA-CREF International Equity Fund	2,268,431

	TOTAL INTERNATIONAL EQUITY	4,850,029

U.S. EQUITY - 41.0%
94,014	TIAA-CREF Enhanced Large-Cap Growth Index Fund	915,698
109,537	TIAA-CREF Enhanced Large-Cap Value Index Fund	994,595
216,994	TIAA-CREF Growth & Income Fund	2,313,152
211,900	TIAA-CREF Large-Cap Growth Fund	2,621,202
184,150	TIAA-CREF Large-Cap Value Fund	2,823,026
7,443	TIAA-CREF Mid-Cap Growth Fund	154,813
9,462	TIAA-CREF Mid-Cap Value Fund	188,489
53,279	TIAA-CREF Small-Cap Equity Fund	844,472

	TOTAL U.S. EQUITY	10,855,447

	TOTAL TIAA-CREF FUNDS	26,190,734

	(Cost $24,283,260)

	TOTAL INVESTMENTS - 98.9%	26,190,734
	(Cost $24,283,260)
	OTHER ASSETS & LIABILITIES, NET - 1.1%	283,770

	NET ASSETS - 100.0%	$26,474,504

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 101.1%(a)

FIXED INCOME - 20.2%
338,543	TIAA-CREF Bond Plus Fund	$3,649,497
38,971	TIAA-CREF High-Yield Fund	407,244

	TOTAL FIXED INCOME	4,056,741

INTERNATIONAL EQUITY - 24.7%
109,409	TIAA-CREF Emerging Markets Equity Fund	1,227,564
187,368	TIAA-CREF Enhanced International Equity Index Fund	1,360,291
5,055	TIAA-CREF Global Natural Resources Fund	51,962
235,065	TIAA-CREF International Equity Fund	2,298,938

	TOTAL INTERNATIONAL EQUITY	4,938,755

U.S. EQUITY - 56.2%
98,911	TIAA-CREF Enhanced Large-Cap Growth Index Fund	963,395
114,994	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,044,148
224,169	TIAA-CREF Growth & Income Fund	2,389,638
219,098	TIAA-CREF Large-Cap Growth Fund	2,710,247
190,091	TIAA-CREF Large-Cap Value Fund	2,914,098
8,107	TIAA-CREF Mid-Cap Growth Fund	168,623
10,209	TIAA-CREF Mid-Cap Value Fund	203,366
55,004	TIAA-CREF Small-Cap Equity Fund	871,810

	TOTAL U.S. EQUITY	11,265,325

	TOTAL TIAA-CREF FUNDS	20,260,821

	(Cost $18,216,327)

	TOTAL INVESTMENTS - 101.1%	20,260,821
	(Cost $18,216,327)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%	(228,875)

	NET ASSETS - 100.0%	$20,031,946

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2013

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

INTERNATIONAL EQUITY - 30.4%
126,826	TIAA-CREF Emerging Markets Equity Fund	$1,422,992
224,550	TIAA-CREF Enhanced International Equity Index Fund	1,630,236
4,767	TIAA-CREF Global Natural Resources Fund	49,002
274,468	TIAA-CREF International Equity Fund	2,684,293

	TOTAL INTERNATIONAL EQUITY	5,786,523

U.S. EQUITY - 69.8%
117,599	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,145,412
136,732	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,241,524
263,963	TIAA-CREF Growth & Income Fund	2,813,842
258,078	TIAA-CREF Large-Cap Growth Fund	3,192,421
223,613	TIAA-CREF Large-Cap Value Fund	3,427,994
9,848	TIAA-CREF Mid-Cap Growth Fund	204,833
12,308	TIAA-CREF Mid-Cap Value Fund	245,167
64,801	TIAA-CREF Small-Cap Equity Fund	1,027,090

	TOTAL U.S. EQUITY	13,298,283

	TOTAL TIAA-CREF FUNDS	19,084,806

	(Cost $16,650,384)

	TOTAL INVESTMENTS - 100.2%	19,084,806
	(Cost $16,650,384)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(32,869)

	NET ASSETS - 100.0%	$19,051,937

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2013, there were no transfers between levels by the Funds.

As of February 28, 2013, all of the investments in the Lifestyle Funds were valued based on Level 1 inputs.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2013

Lifestyle Income
TIAA-CREF Bond	$2,257,836	$1,602,203	$279,870	$(900)	$126,737	$3,560,717
TIAA-CREF Bond Plus	2,255,725	1,827,286	145,273	(399)	110,500	3,957,066
TIAA-CREF Emerging Markets Equity	159,376	197,068	29,928	(303)	3,435	374,362
TIAA-CREF Enhanced International Equity Index	200,357	183,547	158,246	6,243	5,223	256,921
TIAA-CREF Enhanced Large-Cap Growth Index	145,307	96,674	52,204	1,224	8,048	198,166
TIAA-CREF Enhanced Large-Cap Value Index	140,011	104,187	48,699	2,444	7,495	217,845
TIAA-CREF Global Natural Resources	—	51,307	1,293	22	792	51,092
TIAA-CREF Growth & Income	324,254	271,734	51,607	(537)	25,094	584,398
TIAA-CREF High-Yield	—	397,298	6,067	(54)	9,897	397,151
TIAA-CREF International Equity	299,413	359,786	129,385	15,037	10,981	636,192
TIAA-CREF Large-Cap Growth	388,265	284,794	66,363	1,657	16,590	662,795
TIAA-CREF Large-Cap Value	373,279	299,822	52,734	3,213	12,444	712,669
TIAA-CREF Mid-Cap Growth	28,522	12,100	19,131	1,594	1,073	22,406
TIAA-CREF Mid-Cap Value	28,581	17,556	17,841	1,430	839	30,975
TIAA-CREF Short-Term Bond	4,482,668	3,638,373	269,538	(73)	69,752	7,904,186
TIAA-CREF Small-Cap Equity	118,978	91,245	19,431	497	5,053	213,197

	$11,202,572	$9,434,980	$1,347,610	$31,095	$413,953	$19,780,138

Lifestyle Conservative
TIAA-CREF Bond	$1,243,794	$1,065,914	$246,626	$609	$70,632	$2,053,467
TIAA-CREF Bond Plus	3,726,989	4,058,640	108,972	(688)	203,514	7,707,817
TIAA-CREF Emerging Markets Equity	353,591	433,011	46,634	2,541	7,450	841,349
TIAA-CREF Enhanced International Equity Index	444,444	443,838	191,829	6,080	20,811	795,818
TIAA-CREF Enhanced Large-Cap Growth Index	321,666	291,739	59,541	(778)	22,552	577,973
TIAA-CREF Enhanced Large-Cap Value Index	310,067	317,498	60,590	1,641	20,888	629,089
TIAA-CREF Global Natural Resources	—	66,237	1,417	5	985	66,062
TIAA-CREF Growth & Income	718,002	757,877	58,897	(683)	62,206	1,513,834
TIAA-CREF High-Yield	—	514,652	6,133	—	12,249	515,847
TIAA-CREF International Equity	663,840	778,877	171,041	16,088	23,723	1,519,713
TIAA-CREF Large-Cap Growth	859,601	796,807	78,570	2,100	41,366	1,716,948
TIAA-CREF Large-Cap Value	826,716	867,965	76,142	6,100	31,021	1,846,078
TIAA-CREF Mid-Cap Growth	63,129	44,295	23,353	745	4,131	90,584
TIAA-CREF Mid-Cap Value	63,329	61,200	23,279	803	2,961	112,633
TIAA-CREF Short-Term Bond	2,480,542	2,680,241	58,726	(69)	42,376	5,133,796
TIAA-CREF Small-Cap Equity	263,426	255,706	22,509	616	12,609	552,248

	$12,339,136	$13,434,497	$1,234,259	$35,110	$579,474	$25,673,256

Lifestyle Moderate
TIAA-CREF Bond Plus	$5,236,196	$5,341,579	$658,543	$(1,089)	$257,956	$9,961,084
TIAA-CREF Emerging Markets Equity	559,642	600,043	82,342	223	10,502	1,226,350
TIAA-CREF Enhanced International Equity Index	703,796	647,959	226,984	2,751	34,720	1,287,747
TIAA-CREF Enhanced Large-Cap Growth Index	508,560	449,301	78,377	(1,020)	34,665	915,698
TIAA-CREF Enhanced Large-Cap Value Index	490,136	485,868	78,803	(186)	32,052	994,595
TIAA-CREF Global Natural Resources	—	69,480	3,216	86	974	67,501
TIAA-CREF Growth & Income	1,135,408	1,143,400	111,885	(3,012)	92,144	2,313,152
TIAA-CREF High-Yield	—	524,627	7,617	(28)	12,244	524,174
TIAA-CREF International Equity	1,050,298	1,108,111	252,807	13,673	33,400	2,268,431
TIAA-CREF Large-Cap Growth	1,358,395	1,187,083	137,571	(3,393)	61,335	2,621,202
TIAA-CREF Large-Cap Value	1,307,283	1,303,406	136,939	(263)	46,000	2,823,026
TIAA-CREF Mid-Cap Growth	99,705	71,359	27,505	191	6,848	154,813
TIAA-CREF Mid-Cap Value	100,050	95,802	26,601	211	4,819	188,489
TIAA-CREF Small-Cap Equity	416,445	382,910	41,018	(1,622)	18,697	844,472

	$12,965,914	$13,410,928	$1,870,208	$6,522	$646,356	$26,190,734

Lifestyle Growth
TIAA-CREF Bond Plus	$2,353,777	$1,574,000	$303,024	$85	$99,163	$3,649,497
TIAA-CREF Emerging Markets Equity	660,944	454,926	46,384	1,252	10,666	1,227,564
TIAA-CREF Enhanced International Equity Index	831,086	529,620	184,765	3,842	38,451	1,360,291
TIAA-CREF Enhanced Large-Cap Growth Index	606,535	366,350	48,344	(175)	36,717	963,395
TIAA-CREF Enhanced Large-Cap Value Index	585,339	402,819	49,047	452	33,899	1,044,148
TIAA-CREF Global Natural Resources	—	52,162	1,102	(5)	760	51,962
TIAA-CREF Growth & Income	1,355,207	928,801	51,557	(1,832)	96,833	2,389,638
TIAA-CREF High-Yield	—	413,644	12,178	(128)	9,628	407,244
TIAA-CREF International Equity	1,242,169	870,355	206,911	13,879	34,091	2,298,938
TIAA-CREF Large-Cap Growth	1,623,310	931,685	71,397	(2,099)	63,945	2,710,247
TIAA-CREF Large-Cap Value	1,558,962	1,038,352	56,211	(1,026)	47,958	2,914,098
TIAA-CREF Mid-Cap Growth	119,329	57,838	20,170	865	7,521	168,623
TIAA-CREF Mid-Cap Value	119,299	81,168	17,890	337	5,246	203,366
TIAA-CREF Small-Cap Equity	497,068	303,801	18,323	(1,067)	19,484	871,810

	$11,553,025	$8,005,521	$1,087,303	$14,380	$504,362	$20,260,821

Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$808,679	$499,351	$78,823	$(550)	$12,782	$1,422,992
TIAA-CREF Enhanced International Equity Index	1,017,986	591,725	217,867	(1,100)	47,846	1,630,236
TIAA-CREF Enhanced Large-Cap Growth Index	750,159	402,797	58,809	(997)	45,273	1,145,412
TIAA-CREF Enhanced Large-Cap Value Index	723,269	444,305	60,011	102	41,812	1,241,524
TIAA-CREF Global Natural Resources	—	49,295	1,230	(9)	742	49,002
TIAA-CREF Growth & Income	1,676,453	1,014,789	78,583	(3,005)	118,472	2,813,842
TIAA-CREF International Equity	1,518,553	913,756	235,571	10,188	40,551	2,684,293
TIAA-CREF Large-Cap Growth	2,000,715	1,016,510	106,540	(447)	77,894	3,192,421
TIAA-CREF Large-Cap Value	1,926,192	1,135,249	101,799	(1,741)	58,409	3,427,994
TIAA-CREF Mid-Cap Growth	147,359	68,392	26,625	333	9,429	204,833
TIAA-CREF Mid-Cap Value	147,432	94,510	23,498	310	6,555	245,167
TIAA-CREF Small-Cap Equity	614,579	333,896	33,815	(1,201)	23,742	1,027,090

	$11,331,376	$6,564,575	$1,023,171	$1,883	$483,507	$19,084,806

7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifestyle Income	$19,103,659	$676,479	$—	$676,479
Lifestyle Conservative	24,327,116	1,346,140	—	1,346,140
Lifestyle Moderate	24,283,260	1,907,474	—	1,907,474
Lifestyle Growth	18,216,327	2,044,494	—	2,044,494
Lifestyle Aggressive Growth	16,650,384	2,434,422	—	2,434,422

8

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: April 18, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 18, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: April 18, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer